Exhibit 99.4 Schedule 9

Tape Discrepancies

Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
		Original CLTV Ratio Percent	60.606%	60.607%		-0.00%	Collateral Value used for Underwriting: $XXX. Amount of Secondary Lien(s): $0.00. Loan Amount: $XXX. CLTV = 60.606%.	Initial
		Original Standard LTV (OLTV)	60.606%	60.607%		-0.00%	Collateral Value used for Underwriting: $XXX. Loan Amount: $XXX. OLTV = 60.606%	Initial